Unearned Revenue Disclosure: Schedule of Loss on Reacquisition of Distribution Rights (Tables)	12 Months Ended
May 31, 2020
Tables/Schedules
Schedule of Loss on Reacquisition of Distribution Rights
January 29, 2020
Non-refundable deposit on distribution rights	$250,000
Less: Fair market value of warrants	352,093
Loss on reacquisition of the distribution rights	$102,094